Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	December 31, 2019	December 31, 2018
Accounts receivable	$4,132,819	$-
Less: allowance for doubtful accounts	(405,802)	-
	$3,727,017	$-

Schedule of movement of allowance for doubtful accounts
	December 31, 2019	December 31, 2018
Balance at beginning of the year	$-	$-
Acquired from Lixin	403,451	-
Provisions	-	-
Foreign exchange (gain) loss	2,351	-
Balance at ending of the year	$405,802	$-